20. Income tax and social contribution (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax And Social Contribution Details
Income (loss) before income tax and social contribution	R$ 779	R$ (47)	R$ 844
Credit (expense) of income tax and social contribution at the nominal rate of 25% for the Company and 34% for subsidiaries	(267)	(29)	(259)
Tax penalties	(25)	(26)	(11)
Share of profit of associates	(9)	21	28
Interest on own capital	16	13	0
Other permanent differences (nondeductible)	(12)	(3)	13
Effective income tax and social contribution	(297)	(24)	(229)
Income tax and social contribution for the year:
Current	(171)	(126)	(156)
Deferred	(126)	102	(73)
Income tax and social contribution	R$ (297)	R$ (24)	R$ (229)
Effective rate	38.13%	(51.06%)	27.13%